Employee benefit plans - Amounts in Accumulated Other Comprehensive Income, Pre-Tax, Expected to be Recognized as Components of Net Periodic Benefit Cost Over Next Fiscal Year (Detail) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2015
Employee benefit plans
Net actuarial loss	¥ 2,191
Net prior service cost	(1,165)
Total	¥ 1,026